Research and Development Expenses	12 Months Ended
Dec. 31, 2022
Research and Development [Abstract]
Research and Development Expenses

Note 11 – Research and Development Expenses

	Year ended December 31,
	2022	2021	2020
		(in thousands)
Chemistry and formulation studies	$2,448	$5,009	$5,856
Salaries	1,692	2,963	2,570
Stock-based compensation	383	660	871
Research and preclinical studies	1,346	2,163	1,873
Clinical studies	6,532	14,937	13,225
Regulatory and other expenses	594	1,488	1,687
	$12,995	$27,220	$26,082